Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value	¥ 104,827,145		¥ 122,132,935
Accumulated amortization	(48,423,327)		(46,455,384)
Net carrying value	56,403,818	$ 8,065,639	75,677,551
Da Niang Trademark [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value	47,016,001		64,347,001
Accumulated amortization
Net carrying value	47,016,001	6,723,199	64,347,001
Trademarks [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value	21,129,394		21,129,394
Accumulated amortization	(13,898,156)		(12,600,294)
Net carrying value	7,231,238	1,034,053	8,529,100
Technology [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value	4,200,000		4,200,000
Accumulated amortization	(2,730,000)		(2,310,000)
Net carrying value	1,470,000	210,207	1,890,000
Network rights
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value			210,755
Accumulated amortization			(209,550)
Net carrying value			1,205
Purchased software [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value	29,305,597		29,279,182
Accumulated amortization	(28,983,292)		(28,875,979)
Net carrying value	322,305	46,089	403,203
Reacquired rights [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value	2,531,418		2,531,418
Accumulated amortization	(2,167,144)		(2,024,376)
Net carrying value	364,274	52,091	507,042
Others [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Gross carrying value	644,735		435,185
Accumulated amortization	(644,735)		(435,185)
Net carrying value